Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: May 10, 2024

Payment Date	5/15/2024
Collection Period Start	4/1/2024
Collection Period End	4/30/2024
Interest Period Start	4/15/2024
Interest Period End	5/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$622,358,242.18	$35,719,648.44	$586,638,593.74	0.884571	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$830,048,242.18	$35,719,648.44	$794,328,593.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$884,634,082.76	$846,431,867.95	0.417824
YSOC Amount	$49,838,146.52	$47,355,580.15
Adjusted Pool Balance	$834,795,936.24	$799,076,287.80
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$622,358,242.18	3.17000%	30/360	$1,644,063.02
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$830,048,242.18			$2,250,154.52

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$884,634,082.76	$846,431,867.95
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$834,795,936.24	$799,076,287.80
Number of Receivables Outstanding	62,151	60,986
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	37.9	37.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,698,322.54
Principal Collections	$37,939,570.84
Liquidation Proceeds	$177,316.02
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$40,815,209.40
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$40,815,209.40

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$737,195.07	$737,195.07	$—	$—	$40,078,014.33
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,078,014.33
Interest - Class A-2 Notes	$—	$—	$—	$—	$40,078,014.33
Interest - Class A-3 Notes	$1,644,063.02	$1,644,063.02	$—	$—	$38,433,951.31
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$38,016,931.64
First Allocation of Principal	$—	$—	$—	$—	$38,016,931.64
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$37,960,119.89
Second Allocation of Principal	$—	$—	$—	$—	$37,960,119.89
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$37,897,927.64
Third Allocation of Principal	$11,991,954.38	$11,991,954.38	$—	$—	$25,905,973.26
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,835,905.43
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,855,905.43
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,855,905.43
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,108,211.37
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,108,211.37
Remaining Funds to Certificates	$2,108,211.37	$2,108,211.37	$—	$—	$—
Total	$40,815,209.40	$40,815,209.40	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$49,838,146.52
Increase/(Decrease)	$(2,482,566.37)
Ending YSOC Amount	$47,355,580.15

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$834,795,936.24	$799,076,287.80
Note Balance	$830,048,242.18	$794,328,593.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	23	$262,643.97
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	127	$177,316.02
Monthly Net Losses (Liquidation Proceeds)			$85,327.95
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.42%
Second Preceding Collection Period			0.26%
Preceding Collection Period			(0.10)%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$3,858,982.18
Cumulative Net Loss Ratio			0.19%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	155	$2,686,421.53
60-89 Days Delinquent	0.12%	47	$996,527.30
90-119 Days Delinquent	0.03%	11	$211,826.32
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	213	$3,894,775.15

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$165,841.81
Total Repossessed Inventory		15	$319,316.08

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		58	$1,208,353.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.13%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.47	0.06%	25	0.04%